Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2022
Period-end Spot Rate [Member] | US [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency Exchange Rates	1	1	1
Period-end Spot Rate [Member] | RMB [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency Exchange Rates	7.2579	7.2221	7.0149
Average Rate [Member] | US [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency Exchange Rates	1	1	1
Average Rate [Member] | RMB [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency Exchange Rates	7.2323	7.1828	7.1918